Related Party Transactions (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to related parties		$ 375,697	$ 1,199,620
Mr. Hengfang Li [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 375,697	$ 1,199,620

[1]	Mr. Hengfang Li is the Chief Executive Officer ("CEO") and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company's operations when needed.